DISCONTINUED OPERATIONS - ADDITIONAL INFORMATION (DETAILS) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Divestiture of our global pharmaceuticals business to Warner Chilcott plc (Warner Chilcott), net of assumed and transferred liabilities	$ 2,800,000,000
Shares tendered for Folgers coffee subsidiary (in shares)			38.7
Increase of treasury stock as a result of the merger, shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock			2,466,000,000
After-tax gain on the transaction, which is included in net earnings from discontinued operations		$ 1,464,000,000	$ 2,011,000,000